Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Earnings Per Share [Abstract]
Net income/(loss) attributable to Golar LNG Ltd stockholders - basic and diluted	$ (2,563)	$ (24,230)	$ 19,355	$ (11,239)
Diluted earnings per share:
Weighted average number of common shares outstanding (in shares)	87,013	80,572	87,013	80,572
Effects of dilutive share options (in shares)	0	0	85	207
Effect of dilutive convertible bonds (in shares)	0	0	0	0
Common stock and common stock equivalent (in shares)	87,013	80,572	87,098	80,779
Earnings (loss) per share
Basic (in USD per share)	$ (0.03)	$ (0.30)	$ 0.22	$ (0.14)
Diluted (in USD per share)	$ (0.03)	$ (0.30)	$ 0.22	$ (0.14)